Prepaid expenses or other current assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses or other current assets	Prepaid expenses or other current assets
Prepaid expenses or other current assets consist of the following:

	December 31,
	2020	2021

Receivables from government authorities	$488	$1,029
Prepaid expenses	1,156	2,264
Fair value of future hedging transactions	55	161
Contingent consideration held in escrow	—	3,800
Other	397	593
Total prepaid expenses and other current assets	$2,096	$7,847